PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for payments made on behalf of customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of year	¥ 1,391	¥ 3,047	¥ 459
Additions	5,104		9,656
Reversals		(1,094)
Write-offs	(950)	(562)	(7,068)
Balance at end of year	¥ 5,545	¥ 1,391	¥ 3,047